SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating leases right-of-use asset	$ 56,568	$ 121,855
Current operating lease liabilities	40,515	$ 66,311
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Current operating lease liabilities
Non-current operating lease liabilities	7,181	$ 40,023
Total operating lease liabilities	$ 47,696	$ 106,334
Operating Lease, Weighted Average Remaining Lease Term	1 year 29 days	1 year 9 months 10 days
Operating Lease, Weighted Average Discount Rate, Percent	4.00%	4.00%